Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets:
Accrued payroll	$ 1,950	$ 797
Provision of allowance for doubtful accounts	125	15
Deferred revenue-current	196	0
Other assets	0	52
Less: Valuation allowance	(140)	(6)
Current deferred tax assets, net	2,131	858
Noncurrent deferred tax assets:
Deferred revenue-noncurrent	440	457
Acquired intangible assets	175	57
Advertising and promotion expenses	0	23
Subsidy income	130	0
Net operating loss carry forwards	975	1,137
Less: Valuation allowance	(975)	(1,160)
Noncurrent deferred tax assets, net	745	514
Noncurrent deferred tax liabilities:
Acquired intangible assets	425	507
Subsidy income	365	0
Noncurrent deferred tax liabilities	790	507
Total net operating loss carry forwards	$ 5,546